SHARE-BASED COMPENSATION (Schedule of Share Options Activity) (Details)	12 Months Ended
	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares	Dec. 31, 2017 shares $ / shares
Number of Options
Outstanding Options at beginning of year	2,313,249	1,934,735	2,181,075
Option's Granted	95,000	665,000	40,000
Option's Exercised		(208,332)	(79,624)
Option's Forfeited and/or expired	(73,817)	(78,154)	(206,716)
Outstanding options and at end of year	2,334,432	2,313,249	1,934,735
Option's Exercisable at end of year	1,753,803	1,475,451	1,562,235
Weighted Average Exercise Price
Outstanding Options at beginning of year | $ / shares	$ 9.31	$ 10.02	$ 9.62
Option's Granted | $ / shares	4.45	5.12	6.72
Option's Exercised | $ / shares		2.63	0.09
Option's Forfeited and/or expired | $ / shares	5.17	9.06	8.93
Outstanding options and at end of year | $ / shares	9.18	9.31	10.02
Option's Exercisable at end of year | $ / shares	$ 4.76	$ 11.23	$ 10.25
Restricted Shares Unit [Member]
Number of Options
Outstanding Options at beginning of year	95,833
Option's Granted	36,667	95,833
Option's Forfeited and/or expired
Option's Vested	(23,956)
Outstanding options and at end of year	108,544	95,833